Financing Arrangements- Additional Information (Detail) $ in Thousands, ¥ in Billions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 JPY (¥)	Jul. 24, 2014 USD ($)
Debt Instrument [Line Items]
Short-term debt, average outstanding amount	$ 270,011	$ 318,817
Floating rate senior term loan	1,262,712	1,370,834
Long-term Debt, Current Maturities	109,830	204,656
Total unused lines of credit	560,600
Private Placement [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	75,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Floating rate senior term loan	$ 500,000
Number Of Banks	12		12
Term Loan Agreement
Debt Instrument [Line Items]
Floating rate senior term loan	$ 166,250	175,000	¥ 12.6
Debt Instrument, Annual Principal Payment	8,800
Private Placement [Member]
Debt Instrument [Line Items]
Floating rate senior term loan	100,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Credit facilities, maximum borrowing capacity	500,000
Short-term debt		101,900
Short-term debt, average outstanding amount		$ 85,700
Revolving Credit Facilities
Debt Instrument [Line Items]
Short-term debt	500,000
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Agreement
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Amount	$ 175,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum borrowing capacity				$ 500,000